Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 15, 2018
Registrant Name	TIAA-CREF FUNDS
Entity Central Index Key	0001084380
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 15, 2018
Document Effective Date	Nov. 16, 2018
Prospectus Date	Nov. 16, 2018